SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Loan Held-for-Investments (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) LOAN	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Loans and Leases Receivable Disclosure [Line Items]
Interest income	$ 16,460,000	$ 7,193,000	$ 28,413,000	$ 12,764,000	$ 29,393,000	$ 20,132,000	$ 1,640,000
Capitalized to held for investment		$ 0		$ 539,000,000	539,000
Amount received	1,343,236,000		1,343,236,000		892,266,000	$ 301,630,000	$ 89,762,000
Interest income on nonaccrual loans					$ 565,000
Mezzanine loans
Loans and Leases Receivable Disclosure [Line Items]
Interest income	$ 7,200,000		12,800,000
Number of nonaccrual loans | LOAN					8
Amount received					$ 89,400,000
Interest income on nonaccrual loans			$ 0